UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07641

Advantage Advisers Augusta Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2010 Value

	Investment in Securities -99.62%
	Common Stock - 99.62%
	United States - 97.45%
	Airlines - 3.04%
179,225	AMR Corp. *		$1,123,741

	Building & Construction Products-Miscellaneous - 1.86%
52,115	USG Corp. *		687,397

	Building-Residential / Commercial - 4.82%
78,616	DR Horton, Inc.	(a)	874,210
80,154	KB Homes	(a)	908,145

			1,782,355

	Commercial Banks-Western U.S. - 11.24%
19,666	City National Corp.	(a)	1,043,675
23,525	SVB Financial Group *		995,578
98,986	Zions Bancorporation		2,114,341

			4,153,594

	Commercial Services-Finance - 2.05%
27,593	Paychex, Inc.		758,532

	Containers-Metal / Glass - 2.96%
38,950	Owens-Illinois, Inc.*		1,092,937

	Containers-Paper / Plastic - 2.30%
45,629	Temple-Inland, Inc.		851,437

	Electronic Parts Distribution - 2.01%
27,537	Avnet, Inc. *	(a)	743,774

	Engineering / R & D Services - 2.03%
19,425	Jacobs Engineering Group, Inc. *		751,748

	Fiduciary Banks - 2.39%
23,478	State Street Corp.		884,181

	Human Resources - 3.65%
76,165	Monster Worldwide, Inc. *	(a)	987,098
14,000	Robert Half International, Inc.		364,000

			1,351,098

	Instruments-Scientific - 0.73%
13,850	FEI Co. *		271,044

	Medical Instruments - 2.43%
25,528	NuVasive, Inc. *		897,054

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (Continued)

Shares			September 30, 2010 Value

	Common Stock - (continued)
	United States - (continued)
	Medical Laboratories & Testing Services - 2.78%
20,385	Quest Diagnostics Incorporated		$1,028,831

	Medical Products - 0.99%
7,000	Zimmer Holdings, Inc. *		366,310

	Motorcycle / Motor Scooter - 4.55%
59,107	Harley-Davidson, Inc.		1,681,003

	Paper & Related Products - 0.47%
8,000	International Paper Co.		174,000

	Pharmacy Services - 3.96%
15,733	Express Scripts, Inc. *		766,197
13,379	Medco Health Solutions, Inc. *		696,511

			1,462,708

	Retail-Apparel / Shoes - 10.74%
8,787	Abercrombie & Fitch Co., Class A		345,505
93,267	Bebe Stores, Inc.		672,455
83,700	Chico’s FAS, Inc.	(a)	880,524
23,498	Guess ?, Inc.		954,724
33,175	J Crew Group, Inc. *		1,115,344

			3,968,552

	Retail-Jewelry - 2.49%
19,550	Tiffany & Co.	(a)	918,655

	Retail-Major Department Stores - 6.53%
28,147	Nordstrom, Inc.	(a)	1,047,068
159,049	Saks, Inc. *	(a)	1,367,821

			2,414,889

	Steel-Producers - 4.73%
27,995	Nucor Corp.		1,069,409
15,525	United States Steel Corp.		680,616

			1,750,025

	Steel-Specialty - 3.97%
31,575	Allegheny Technologies, Inc.	(a)	1,466,659

	Super-Regional Banks-U.S. - 4.43%
13,375	Capital One Financial Corp.	(a)	528,981
42,962	SunTrust Banks, Inc	(a)	1,109,708

			1,638,689

	Transport-Services - 1.41%
12,150	Ryder System, Inc.		519,656

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (Concluded)

Shares			September 30, 2010 Value

	Common Stock - (continued)
	United States - (continued)
	Transport-Truck - 8.89%
54,963	Con-Way, Inc.	(a)	$1,703,303
41,039	Landstar System, Inc.	(a)	1,584,926

			3,288,229

	Total United States (Cost $35,466,342)		$36,027,098

	Bermuda -2.17%
	Hotels & Motels - 2.17%
71,900	Orient-Express Hotels, Ltd., Class A*		$801,685

	Total Bermuda (Cost $704,582)		$801,685

	Total Investments (Cost $36,170,924) - 99.62%		$36,828,783

	Other Assets, less Liabilities - 0.38% **		139,235

	Net Assets - 100.00%		$36,968,018

*	Non-income producing security.

**	Includes $2,321,200 invested in a PNC Bank Money Market Account, which is 6.28% of net assets

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $32,547,704, and $1,976,787.

For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased, was $2,742,669, consisting of $3,534,589 gross unrealized gain and $791,920 gross unrealized loss.

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2010 Value

	Securities Sold, Not Yet Purchased - 7.87%
	Common Stock - 7.87%
	United States - 7.87%
	Registered Investment Company - 5.61%
30,737	iShares Russell 2000 Index Fund	2,073,825

	Metal-Copper - 2.26%
9,775	Freeport-McMoRan Copper & Gold Inc	$834,687

	Total United States (Proceeds $2,555,758)	$2,908,512

	Total Securities Sold, Not yet Purchased ( Proceeds $2,555,758)	$2,908,512

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased

Level 1 - Quoted Prices
Common Stock	$36,828,783	$(2,908,512)

Level 2 - Other Significant Observable Inputs

Level 3 - Other Significant Unobservable Inputs

Total	$36,828,783	$(2,908,512)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Augusta Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	November 17, 2010

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	November 17, 2010

* Print the name and title of each signing officer under his or her signature.